Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Interest and similar income	R$ 77,987,308	R$ 62,774,940	R$ 72,841,060
Interest expense and similar charges	(26,668,842)	(18,332,228)	(28,519,953)
Net interest income	51,318,466	44,442,712	44,321,107
Income from equity instruments	90,040	33,754	18,933
Income from companies accounted for by the equity method	144,184	112,261	149,488
Fee and commission income	20,388,089	20,606,707	20,392,458
Fee and commission expense	(5,114,788)	(4,378,493)	(4,679,306)
Gains (losses) on financial assets and liabilities (net)	221,782	12,998,060	2,462,545
Financial assets at fair value through profit or loss	1,555,837	711,949	252,253
Financial assets measured at fair value through profit or loss held for trading	3,519,626	12,122,794	2,391,080
Non-trading financial assets mandatorily measured at fair value through profit or loss	205,016	172,828	11,501
Financial instruments not measured at fair value through profit or loss	(665,853)	(239,054)	(57,522)
Other	(4,392,844)	229,543	(134,767)
Exchange differences (net)	(2,002,286)	(24,700,962)	(2,788,537)
Other operating expense (net)	(1,119,380)	(872,510)	(1,107,719)
Total income	63,926,107	48,241,529	58,768,969
Administrative expenses	(17,316,419)	(17,114,960)	(16,941,526)
Personnel expenses	(9,025,702)	(8,871,482)	(9,327,714)
Other administrative expenses	(8,290,717)	(8,243,478)	(7,613,812)
Depreciation and amortization	(2,433,921)	(2,579,127)	(2,391,857)
Tangible assets	(1,850,780)	(2,039,805)	(1,870,836)
Intangible assets	(583,141)	(539,322)	(521,021)
Provisions (net)	(2,179,417)	(1,656,547)	(3,681,586)
Impairment losses on financial assets (net)	(17,112,734)	(17,450,188)	(13,369,905)
Financial assets measured at amortized cost and contingent commitments	(17,112,734)	(17,450,188)	(13,369,905)
Impairment losses on other assets (net)	(165,799)	(84,908)	(131,435)
Other intangible assets	(30,160)	(66,269)	(103,924)
Other assets	(135,639)	(18,639)	(27,511)
Gains (losses) on disposal of assets not classified as assets held for sale	(15,113)	230,713	10,646
Gains (losses) on assets held for sale not classified as discontinued operations	47,625	77,463	9,843
Operating income before tax	24,750,329	9,663,975	22,273,149
Income taxes	(9,191,005)	3,786,778	(5,641,699)
Consolidated net income for the period	15,559,324	13,450,753	16,631,450
Profit attributable to the parent	15,528,052	13,418,529	16,406,932
Profit attributable to non-controlling interests	R$ 31,272	R$ 32,224	R$ 224,518